Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	CAMBRIA ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
Cambria Managed Futures Strategy ETF | Cambria Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFUT
Cambria Superinvestors ETF | Cambria Superinvestors ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUPR
Cambria Trend Following ETF | Cambria Trend Following ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVY
Cambria Domestic Tax Optimized ETF | Cambria Domestic Tax Optimized ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTAX
Cambria Foreign Tax Optimized ETF | Cambria Foreign Tax Optimized ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTAX
Cambria Long Short ETF | Cambria Long Short ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALS
Cambria Buyout ETF | Cambria Buyout ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LBO
Cambria Venture ETF | Cambria Venture ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCAP